Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,681,000
Previously Paid Amount	0.00
Total Fee Amount	869.76
Total Offset Amount	0.00
Net Fee	869.76
Narrative - Max Aggregate Offering Price	$ 5,681,000
Final Prospectus	true